Management Compensation And Incentive Plans (Restricted Stock And Performance Share Awards Activity) (Details) (Restricted Stock And Performance Shares [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restricted Stock And Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding unvested at January 1, 2012	1,851,919	1,725,158
Number of Shares, Granted	90,542	964,906
Number of Shares, Vested	(288,939)	(523,713)
Number of Shares, Forfeited/canceled/expired	(70,821)	(314,432)
Number of Shares, Outstanding at December 31, 2012	1,582,701	1,851,919
Weighted-Average Grant Date Fair Value, Outstanding unvested at January 1, 2012	$ 13.30	$ 15.82
Weighted-Average Grant Date Fair Value, Granted	$ 8.77	$ 10.08
Weighted-Average Grant Date Fair Value, Vested	$ 15.90	$ 13.99
Weighted-Average Grant Date Fair Value, Forfeited/canceled/expired	$ 19.21	$ 16.10
Weighted-Average Grant Date Fair Value, Outstanding at December 31, 2012	$ 12.30	$ 13.30